INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization intangible assets	$ 2,100,267	$ 253,143